Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
23.	FAIR VALUE MEASUREMENTS

The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2017 and 2018 and non-recurring fair value measurements as of December 31, 2017 and 2018:

	Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/ (Losses)
	RMB	RMB	RMB	RMB	US$
Recurring
As of December 31, 2017:
Short-term investments
Available-for-sale debt securities		779,916

As of December 31, 2018:
Short-term investments
Available-for-sale debt securities		6,061,832
Prepayment and other assets
Option to purchase equity interests of a listed company			5,866
Accrued expenses and other liabilities
Contingent consideration liability			11,081
Convertible senior notes			4,922,514

Non-recurring
As of December 31, 2017:
Long-term investments			—	(32,938)
Produced content, net			4,482	(36,918)
As of December 31, 2018:
Equity investments at fair value without readily determinable fair value			356,839	189,639	27,582

Recurring

As of December 31, 2018, the Group estimated the fair value of available-for-sale debt securities using the income approach, based on quoted market interest rates of similar instruments.

The Group utilized the Black-Scholes option pricing model to determine the fair value of the option granted to the Group to purchase equity interests of a listed company, with the assistance of an independent third party valuation firm. Estimates of the volatility for the option pricing model were based on the average annualized standard deviation of the historical stock prices of the listed company for the past 24 months. The estimated expected life of the option was based on the estimated time to exercise, which was determined to be two years. The risk-free interest rate was based on the U.S. treasury yield for a term consistent with the estimated expected life.

The contingent consideration liability for the acquisition of Skymoons (Note 3) is classified within Level 3 as the fair value is measured based on inputs linked to the achievement of the Performance Targets that are unobservable in the market.

The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets, and presents the fair value for required disclosure purposes only. The Company classified the fair value of the Notes as Level 3 within the fair value hierarchy due to the lack of observable market data and activity. For further information on the convertible senior notes see Note 14.

The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018:

	Option to purchase equity interests of a listed company	Contingent consideration liability
	RMB	RMB
Balance as of December 31, 2017	—	—
Recognized during the year	18,527	10,737
Unrealized losses	(12,661)	344
Balance as of December 31, 2018	5,866	11,081
Balance as of December 31, 2018 in US$	853	1,612

Unrealized losses in the option to purchase equity interests of a listed company and the contingent consideration liability were recorded as “Other income, net”, in the consolidated statements of comprehensive loss.

Non-recurring

The Group measures certain financial assets, including the investments under cost method on and before 2017 and equity method at fair value on a non-recurring basis only if an impairment charge were to be recognized. The fair values of the Group’s privately held investments as disclosed are determined based on the pricing of recent rounds of financing, future cash flow forecasts and liquidity factors. For equity investments without readily determinable fair values for which the Company elected to use the measurement alternative starting in 2018, the equity investment is measured at fair value on a nonrecurring basis when there is an orderly transaction for identical or similar investments of the same issuer. The fair value of these investments were categorized as Level 3 in the fair value hierarchy.

As of December 31, 2017, a cost method investment and an equity method investment were written down from its carrying value to fair value of nil, which were measured using significant unobservable inputs (Level 3). In addition, as of December 31, 2017, certain produced content was written down to fair value, which was based on estimates of the most likely future cash inflows the Group is entitled to, less the cash outflows necessary to generate those cash inflows, if any. The Group did not recognize any impairment charges for the year ended December 31, 2018.